CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 14.0	$ 21.0	$ 864.9
Accounts receivable	558.2	562.1	543.0
Contract assets	168.3	144.4	132.8
Income taxes	19.1	4.8	29.3
Inventories	240.4	203.1	199.3
Other current assets	121.1	101.4	106.3
Assets held for sale		95.0
Current assets	1,121.1	1,131.8	1,875.6
Non-current assets
Property, plant and equipment	3,379.0	3,429.0	3,569.8
Intangible assets	1,444.0	1,135.3	983.1
Goodwill	2,692.9	2,678.3	2,695.8
Right-of-use assets	130.9	135.6	159.0
Derivative financial instruments	679.8	887.0	591.8
Deferred income taxes	34.3	51.8	33.2
Loans to the parent corporation	701.1	596.1
Other assets	240.4	201.5	185.0
Non-current assets	9,302.4	9,114.6	8,217.7
Total assets	10,423.5	10,246.4	10,093.3
Current liabilities
Bank indebtedness	28.8	24.3
Accounts payable, accrued charges and provisions	805.0	814.3	749.6
Deferred revenues	333.5	340.7	346.8
Income taxes	3.4	119.2	13.3
Current portion of long-term debt	44.9	56.6	19.1
Current portion of lease liabilities	34.0	38.5	42.0
Liabilities held for sale		6.6
Current liabilities	1,249.6	1,400.2	1,170.8
Non-current liabilities
Long-term debt	5,854.5	6,318.4	5,292.6
Non-current lease liabilities	136.5	141.0	163.2
Derivative financial instruments	2.1		34.1
Deferred income taxes	820.8	738.2	716.7
Other liabilities	332.2	242.2	191.6
Non-current liabilities	7,146.1	7,439.8	6,398.2
Equity
Capital stock	3,019.7	3,019.7	3,630.8
Contributed surplus	1.3	1.3	1.3
Deficit	(1,026.0)	(1,621.9)	(1,133.3)
Accumulated other comprehensive loss	(61.9)	(81.3)	(60.4)
Equity attributable to shareholders	1,933.1	1,317.8	2,438.4
Non-controlling interests	94.7	88.6	85.9
Total equity	2,027.8	1,406.4	2,524.3
Commitments and contingencies
Total liabilities and equity	$ 10,423.5	$ 10,246.4	$ 10,093.3